Expected Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
U.S. Plans
Schedule of Pension Expected Future Benefit Payments [Line Items]
Expected future benefit payments, 2015	$ 362.7
Expected future benefit payments, 2016	363.7
Expected future benefit payments, 2017	365.7
Expected future benefit payments, 2018	366.4
Expected future benefit payments, 2019	367.2
Expected future benefit payments, 2020 - 2024	1,839.4
International Plans
Schedule of Pension Expected Future Benefit Payments [Line Items]
Expected future benefit payments, 2015	103.2
Expected future benefit payments, 2016	106.0
Expected future benefit payments, 2017	109.1
Expected future benefit payments, 2018	112.0
Expected future benefit payments, 2019	115.4
Expected future benefit payments, 2020 - 2024	615.9
Other Postretirement Benefit Plans
Schedule of Pension Expected Future Benefit Payments [Line Items]
Expected future benefit payments, 2015	19.6
Expected future benefit payments, 2016	17.2
Expected future benefit payments, 2017	16.6
Expected future benefit payments, 2018	15.8
Expected future benefit payments, 2019	15.0
Expected future benefit payments, 2020 - 2024	53.9
Gross Medicare Part D Receipts, 2015	1.3
Gross Medicare Part D Receipts, 2016	1.2
Gross Medicare Part D Receipts, 2017	1.1
Gross Medicare Part D Receipts, 2018	1.0
Gross Medicare Part D Receipts, 2019	0.9
Gross Medicare Part D Receipts, 2020 - 2024	$ 2.7